Dividends declared and paid	12 Months Ended
Dec. 31, 2020
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Dividends declared and paid
19 .	Dividends declared and paid

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2020: US$0.85 per share (2019: US$0.85 per share)	238,758	245,871	37,994

Dividend paid in cash	238,758	245,871	37,994